Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class A
Trading Symbol	SHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$100	0.96%
[1]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class A shares of Western Asset Short Duration High Income Fund returned 7.86%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	7.86	5.80	4.31
Class A (with sales charge)	5.44	5.34	4.08
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 495,519,602
Holdings Count | $ / shares	345	[2]
Advisory Fees Paid, Amount	$ 2,708,482
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class C
Trading Symbol	LWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$173	1.67%
[4]
Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class C shares of Western Asset Short Duration High Income Fund returned 7.32%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	7.32	5.09	3.59
Class C (with sales charge)	6.32	5.09	3.59
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 495,519,602
Holdings Count | $ / shares	345	[5]
Advisory Fees Paid, Amount	$ 2,708,482
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
[5]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class C1
Trading Symbol	SHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$155	1.49%
[7]
Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class C1 shares of Western Asset Short Duration High Income Fund returned 7.50%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C1	7.50	5.35	3.89
Class C1 (with sales charge)	6.50	5.35	3.89
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 495,519,602
Holdings Count | $ / shares	345	[8]
Advisory Fees Paid, Amount	$ 2,708,482
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
[8]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class R
Trading Symbol	LWSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$145	1.40%
[10]
Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class R shares of Western Asset Short Duration High Income Fund returned 7.40%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	7.40	5.35	3.91
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 495,519,602
Holdings Count | $ / shares	345	[11]
Advisory Fees Paid, Amount	$ 2,708,482
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
[11]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Short Duration High Income Fund
Class Name	Class I
Trading Symbol	SHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$75	0.72%
[13]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class I shares of Western Asset Short Duration High Income Fund returned 8.11%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class I	8.11	6.08	4.59
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 495,519,602
Holdings Count | $ / shares	345	[14]
Advisory Fees Paid, Amount	$ 2,708,482
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.